ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 8,878,844	$ 11,186,088
Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	70,985,725	84,426,231
Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	62,106,881	73,240,143
US Dollar [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,078,310
US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	69,074,546
US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	60,996,236
Euro [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	334,154
Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,432,907
Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,098,753
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18,659
Real | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18,686
Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	27
Other Currency [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	447,721
Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	459,586
Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	11,865
Deposits | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	54,960,339	56,145,338
Deposits | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	54,175,328
Deposits | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	785,011
Non-financial public sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,925,433	2,170,078
Non-financial public sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,925,157
Non-financial public sector [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	276
Financial sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,528	430
Financial sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,528
Non-financial private sector and foreign residents [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	53,033,378	53,974,830
Non-financial private sector and foreign residents [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	52,248,643
Non-financial private sector and foreign residents [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	784,735
Liabilities at fair value with changes in results [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	869,077	1,341,954
Liabilities at fair value with changes in results [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	869,077
Other financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,269,550	5,029,575
Other financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,943,918
Other financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	313,742
Other financial liabilities [member] | Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	27
Other financial liabilities [member] | Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	11,863
Financing received from the Argentine Central Bank and other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,710,444	10,003,199
Financing received from the Argentine Central Bank and other financial entities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,710,444
Other non-financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	297,471	720,077
Other non-financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	297,469
Other non-financial liabilities [member] | Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2
Cash and due from banks | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	38,704,310	41,833,675
Cash and due from banks | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	36,794,745
Cash and due from banks | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,431,855
Cash and due from banks | Real | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18,686
Cash and due from banks | Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	459,024
Government and corporate securities at fair value with changes in results [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,429,718	1,514,433
Government and corporate securities at fair value with changes in results [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,429,718
Derivatives | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	55,699	14,350
Derivatives | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	55,699
Other Financial Assets [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,769,736	1,385,443
Other Financial Assets [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,769,736
Loans and other financing | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18,198,894	30,054,095
Loans and other financing | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	18,197,280
Loans and other financing | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,052
Loans and other financing | Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	562
Other Debt Securities [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	9,724,230	7,270,268
Other Debt Securities [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	9,724,230
Financial assets in guarantee | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	969,770	2,117,659
Financial assets in guarantee | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	969,770
Other Non Financial Assets [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	133,368	$ 236,308
Other Non Financial Assets [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 133,368